Annual Total Returns - Franklin California Tax-Free Income Fund [BarChart] - Franklin California Tax-Free Income Fund-22 - Franklin California Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.96%
Annual Return 2011	11.33%
Annual Return 2012	10.15%
Annual Return 2013	(3.86%)
Annual Return 2014	13.52%
Annual Return 2015	3.60%
Annual Return 2016	0.80%
Annual Return 2017	6.07%
Annual Return 2018	0.40%
Annual Return 2019	8.99%